Equity Compensation Plans (Summary Of Status Of Unvested EBS Units Issued) (Detail) In Thousands, unless otherwise specified	10 Months Ended
Nov. 01, 2011
Restricted Class A common stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Beginning Balance	564,543
Unvested, Granted	288,515
Unvested, Canceled	(18,183)
Unvested, Vested	(834,875)
Unvested, Ending Balance
Restricted Class A common stock Units with Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Beginning Balance	150,000
Unvested, Granted	45,000
Unvested, Vested	(195,000)
Unvested, Ending Balance
EBS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Beginning Balance	619,307
Unvested, Vested	(619,307)
Unvested, Ending Balance
EBS | Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Beginning Balance	206,578
Unvested, Canceled	(123,947)
Unvested, Vested	(82,631)
Unvested, Ending Balance